Supplementary Financial Statement Information - LIFO Reserve (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014
Changes in LIFO Reserve
Balance at beginning of year	$ 435.0	$ 524.0	$ 514.2	$ 395.0
Change in reserve	(38.5)	(89.0)	9.8
Balance at end of year	$ 396.5	$ 435.0	$ 524.0	$ 395.0